Revenues by Product Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Products and licenses	$ 504,576		$ 505,280		$ 503,475
Subscriptions	209,442		162,931		105,790
Software updates and maintenance	680,087		674,484		637,721
Total revenues	1,394,105		1,342,695		1,246,986
Network Security Gateways
Revenue from External Customer [Line Items]
Products and licenses	449,860		442,169		446,747
Subscriptions	209,442		162,931		105,790
Other
Revenue from External Customer [Line Items]
Products and licenses	$ 54,716	[1]	$ 63,111	[1]	$ 56,728	[1]

[1]	Comprised of Endpoint security and Security management products, each consists of less than 10% of products and licenses revenues.